SIGNIFICANT ACCOUNTING POLICIES (Schedule of assets estimated useful lives) (Details)	Mar. 31, 2024	Dec. 31, 2023
Machinery and office equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		5 years
Machinery and office equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		10 years
Vehicle [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		5 years
Building [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		30 years
TruHC Pharma GmbH [Member] | Machinery and office equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years	5 years
TruHC Pharma GmbH [Member] | Machinery and office equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	10 years	10 years